Supplement dated July 1, 2026 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2026, May 1, 2026, and May 7, 2026, and the Natixis Funds Statements of Additional Information, dated February 1, 2026, April 1, 2026, May 1, 2026, and June 1, 2026, and the Natixis ETFs Statements of Additional Information, dated May 1, 2026, and June 22, 2026, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
Gateway Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Core Plus Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Credit Income Opportunities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Strategic Alpha Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Global Bond Fund	Mirova Global Megatrends Fund
Loomis Sayles Global Growth Fund	Natixis Gateway Quality Income ETF
Loomis Sayles Growth Fund	Natixis Loomis Sayles Dynamic Core Plus ETF
Loomis Sayles High Income Fund	Natixis Loomis Sayles Focused Growth ETF
Loomis Sayles High Income Opportunities Fund	Natixis Loomis Sayles Total Return Bond ETF
Loomis Sayles Income Fund	Natixis Oakmark Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Oakmark International Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Fund
Loomis Sayles Limited Term Government and Agency Fund

Effective July 1, 2026, the table in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” of the Statement of Additional Information (the “SAI”), is hereby updated to reflect the addition of the new trustees below. In addition, the list of the members of the Audit Committee, Contract Review Committee and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)” of the SAI is hereby replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Morris W. Applewhite (1958)	Trustee since 2026 Audit Committee Member	Retired; formerly, National Head of Corporate Engagement, Year Up United (workforce development nonprofit)	39 Board Member, Boys and Girls Club of America (youth development nonprofit); formerly, Independent Director, Credit Suisse Holdings and Credit Suisse Securities LLC (financial services)	Significant experience on the boards of business organizations; financial services industry experience (including service as an independent director of financial services entities); executive experience overseeing complex business operations (including senior leadership roles at multinational business services companies)

Amy Whitelaw (1971)	Trustee since 2026 Contract Review Committee Member	Retired; formerly, Head of Equity Index Portfolio Management, BlackRock (financial services); Head of U.S. iShares Portfolio Management, BlackRock (financial services)	39	Financial services industry and executive experience (including leadership roles in index portfolio management and asset allocation at a global investment management firm)

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.
[2]

The Trustees of the Trust serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II, Loomis Sayles Credit Income Opportunities Fund (collectively, the “Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (collectively, the “Natixis ETF Trusts”) (collectively, the “Fund Complex”).

Audit Committee	Contract Review Committee	Governance Committee
Richard A. Goglia – Chairperson	Kirk A. Sykes – Chairperson	James P. Palermo – Chairperson
Morris W. Applewhite	Edmond J. English	Edmond J. English
James P. Palermo	Martin T. Meehan	Martin T. Meehan
Cynthia L. Walker	Maureen B. Mitchell	Cynthia L. Walker
Amy Whitelaw

As Chairperson of the Board, Mr. Sirri is an ex officio member of each Committee.

Effective June 29, 2026, Susan Tobin has resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts. Ms. Tobin will continue to serve as Secretary, Clerk, and Chief Legal Officer of the Trusts. Accordingly, effective immediately, all references to Ms. Tobin as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts are removed from each SAI.

Effective June 29, 2026, Jennifer Cassedy has been appointed as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust(s)” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” in each SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]
OFFICERS OF THE TRUST
Jennifer Cassedy (1971)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since June 2026	Senior Vice President, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Vice President, Asset Management Compliance, Fidelity Investments

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, L.P., Natixis Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.